Consolidated Statements of Cash Flows (Parentheticals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Acquisition of subsidiaries, cash acquired	¥ 0		¥ 1,291	¥ 0
Disposal of subsidiaries, cash disposed	¥ 4,544	$ 701	¥ 0	¥ 2,656